Segmented Information (Tables)	6 Months Ended
Apr. 30, 2022
Disclosure of operating segments [abstract]
Summary of Results by Business Segment
The following table summarizes the segment results for the three and six months ended April 30, 2022 and April 30, 2021.
Results by Business Segment
1

(millions of Canadian dollars)	Canadian Retail		U.S. Retail		Wholesale Banking 2		Corporate 2		Total
	For the three months ended April 30
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Net interest income	$3,148	$2,873	$2,079	$1,950	$759	$648	$391	$364	$6,377	$5,835

Non-interest income	3,475	3,189	864	663	491	509	56	32	4,886	4,393

Total revenue	6,623	6,062	2,943	2,613	1,250	1,157	447	396	11,263	10,228
Provision for (recovery of) credit losses	60	(37)	(18)	(213)	(9)	(63)	(6)	(64)	27	(377)
Insurance claims and related expenses	592	441	–	–	–	–	–	–	592	441

Non-interest expenses	2,932	2,689	1,632	1,594	776	705	693	741	6,033	5,729

Income (loss) before income taxes and share of net income from investment in Schwab	3,039	2,969	1,329	1,232	483	515	(240)	(281)	4,611	4,435
Provision for (recovery of) income taxes	803	787	186	162	124	132	(111)	(119)	1,002	962

Share of net income from investment in Schwab 3,4	–	–	224	246	–	–	(22)	(24)	202	222
Net income (loss)	$2,236	$2,182	$1,367	$1,316	$359	$383	$(151)	$(186)	$3,811	$3,695

	For the six months ended April 30
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Net interest income	$6,233	$5,851	$4,194	$3,981	$1,468	$1,309	$784	$724	$12,679	$11,865

Non-interest income	7,108	6,556	1,535	1,316	1,128	1,158	94	145	9,865	9,175

Total revenue	13,341	12,407	5,729	5,297	2,596	2,467	878	869	22,544	21,040
Provision for (recovery of) credit losses	93	105	3	(78)	(14)	(43)	17	(48)	99	(64)
Insurance claims and related expenses	1,348	1,221	–	–	–	–	–	–	1,348	1,221

Non-interest expenses	5,801	5,343	3,229	3,282	1,540	1,416	1,430	1,472	12,000	11,513

Income (loss) before income taxes and share of net income from investment in Schwab	6,099	5,738	2,497	2,093	1,070	1,094	(569)	(555)	9,097	8,370
Provision for (recovery of) income taxes	1,609	1,519	334	232	277	274	(234)	(236)	1,986	1,789

Share of net income from investment in Schwab 3,4	–	–	476	455	–	–	(43)	(64)	433	391
Net income (loss)	$4,490	$4,219	$2,639	$2,316	$793	$820	$(378)	$(383)	$7,544	$6,972

1
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest
expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

2	Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
3
The
after-tax
amounts for amortization of acquired intangibles and the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade are recorded in the Corporate segment.

4	The Bank’s share of Schwab’s earnings is reported with a one-month lag. Refer to Note 7 for further details.
Total Assets by Business Segment

(millions of Canadian dollars)	Canadian Retail	U.S. Retail	Wholesale Banking	Corporate	Total
	As at April 30, 2022
Total assets	$532,853	$577,274	$570,314	$144,835	$1,825,276

	As at October 31, 2021
Total assets	$509,436	$559,503	$514,681	$145,052	$1,728,672